IMPAIRMENT OF ASSETS - Impairment losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ (107)	$ 27	$ 62
Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(100)
Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(49)	19	64
Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	36
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	6	8	(2)
Property and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(19)	20	43
Property and equipment | Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(32)
Property and equipment | Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(29)	12	38
Property and equipment | Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	35
Property and equipment | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	7	8	5
Intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(77)	5	8
Intangible assets | Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(68)
Intangible assets | Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(9)	5	8
Intangible assets | Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	1
Intangible assets | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(1)	0	0
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	0	0	0
Goodwill | Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	0
Goodwill | Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	0	0	0
Goodwill | Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	0
Goodwill | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	0	0	0
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(11)	2	11
Other | Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	0
Other | Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(11)	2	18
Other | Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	0
Other | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ 0	$ 0	$ (7)